Other current receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Trade and other current receivables [abstract]
VAT receivables	$ 771	$ 943	$ 243
Receivables from employees	0	20	0
Other receivables	6	0	9
Other receivables	$ 777	$ 963	$ 252